Go Green Directories, Inc. - (A Development Stage Company) - Balance Sheets (USD $)	May 31, 2012	May 31, 2011
Current Assets
Cash	$ 8,299	$ 2,652
Total Assets	8,299	2,652
Liabilities, Current
Accounts Payable	4,401	3,952
Shareholder loan	10,000	0
Total Liabilities	14,401	3,952
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	15,100	15,100
Additional Paid in Capital	45,900	45,900
Accumulated deficit during the development stage	(67,102)	(62,300)
Total Stockholders' Equity (deficit)	(6,102)	(1,300)
Total Liabilities and Stockholders' Equity (Deficit)	$ 8,299	$ 2,652